Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of provisions for personnel benefits and payroll
	2018	2019
	MCh$	MCh$

Short-term personnel benefits (a.2)	47,797	51,051
Vacation accrual (a.3)	26,855	27,609
Employee defined benefit plan (a.1)(*)	7,754	7,566
Other Benefits	10,173	22,849
Total	92,579	109,075

(*)	See Note No. 2 (x) (iii).

Schedule of employee defined benefit plan
	2018	2019
	MCh$	MCh$

Current service cost	250	101
Interest cost on benefit obligation	300	222
Actuarial gains and losses	127	247
Net benefit expense	677	570

Schedule of principal assumptions used in determining pension obligations for the Bank's plan
	December 31,	December 31,
	2018	2019
	%	%

Discount rate	4.25	3.17
Annual salary increase	4.42	4.42
Payment probability	99.99	99.99

Schedule of changes in the present value of the defined benefit obligation

	2018	2019
	MCh$	MCh$

Opening defined benefit obligation, January 1,	7,676	7,754
Increase (Decrease) in provision	550	323
Benefits paid	(599)	(758)
Actuarial gains and losses	127	247
Closing defined benefit obligation	7,754	7,566

Schedule of changes in provisions for incentive plans
	2018	2019
	MCh$	MCh$

Balances as of January 1,	43,372	47,797
Provisions established	40,058	45,792
Provisions used	(35,633)	(42,538)
Provisions released	—	—
Balances as of December 31,	47,797	51,051

Schedule of changes in provisions for vacation
	2018	2019
	MCh$	MCh$

Balances as of January 1,	25,159	26,855
Provisions established	7,529	7,257
Provisions used	(5,833)	(6,503)
Provisions released	—	—
Balances as of December 31,	26,855	27,609